UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21024

Active Assets Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Government Trust

Portfolio of Investments • March 29, 2018¤ (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (64.7%)
$71,000	ABN Amro Securities LLC, (Interest in $1,000,000,000 joint repurchase agreement, dated 03/29/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,201,111 on 04/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 03/20/68; valued at $1,027,929,217)	1.81%		04/02/18	$71,000,000
100,000	Bank of America, (dated 03/29/18; proceeds $100,020,111; fully collateralized by a U.S. Government agency security,3.00% due 10/20/46; valued at $103,243,580)	1.81		04/02/18	100,000,000
400,000	Bank of Nova Scotia, (dated 03/29/18; proceeds $401,445,889; fully collateralized by various U.S. Government obligations, 0.00% - 6.25% due 05/15/18 - 08/15/45; valued at $407,731,140) (Demand 04/05/18)	1.69	(a)	06/14/18	400,000,000
300,000	Bank of Nova Scotia, (dated 03/29/18; proceeds $301,090,833; fully collateralized by various U.S. Government agency securities, 1.75% - 5.00% due 09/01/24 - 01/01/48; valued at $308,996,237) (Demand 04/05/18)	1.70	(a)	06/14/18	300,000,000
200,000	Bank of Nova Scotia, (dated 03/29/18; proceeds $200,040,000; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 04/01/26 - 03/20/48; valued at $205,947,310)	1.80		04/02/18	200,000,000
150,000	BNP Paribas, (dated 03/22/18; proceeds $150,605,500; fully collateralized by various U.S. Government agency securities, 2.63% - 5.25% due 04/21/28 - 04/01/48 and U.S. Government obligations, 0.00% - 3.75% due 04/15/18 - 08/15/47; valued at $154,014,641) (Demand 04/05/18)	1.73	(a)	06/14/18	150,000,000
250,000	BNP Paribas, (Interest in $300,000,000 joint repurchase agreement, dated 03/29/18 under which BNP Paribas, will repurchase the securities provided as collateral for $300,060,667 on 04/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 03/01/48; valued at $307,713,178)	1.82		04/02/18	250,000,000
500,000	BNY Mellon Capital Markets, (dated 03/29/18; proceeds $500,100,000; fully collateralized by various U.S. Government agency securities, 0.00% - 8.10% due 04/06/18 - 03/20/48 and U.S. Government obligations, 0.00% - 5.50% due 04/05/18 - 02/15/48; valued at $509,891,345)	1.80		04/02/18	500,000,000

35,000	Credit Agricole Corp., (Interest in $230,000,000 joint repurchase agreement, dated 03/29/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $230,044,722 on 04/02/18. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government agency security with maturity to 03/20/46; valued at $236,637,104)	1.75	04/02/18	35,000,000
300,000	Credit Agricole Corp., (Interest in $650,000,000 joint repurchase agreement, dated 03/29/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $650,126,389 on 04/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 08/15/25; valued at $663,525,263)	1.75	04/02/18	300,000,000
250,000	ING Financial Markets LLC, (dated 03/29/18; proceeds $250,048,611; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 07/01/25 - 02/01/48; valued at $257,465,732)	1.75	04/02/18	250,000,000
250,000	ING Financial Markets LLC, (dated 03/29/18; proceeds $250,048,611; fully collateralized by various U.S. Government agency securities, 3.00% - 7.00% due 03/01/26 - 12/01/47; valued at $257,501,200)	1.75	04/02/18	250,000,000
30,000	ING Financial Markets LLC, (dated 03/22/18; proceeds $30,128,800; fully collateralized by various U.S. Government agency securities, 3.50% - 3.58% due 02/01/42 - 08/01/45; valued at $30,900,847)	1.84	06/14/18	30,000,000
100,000	Mizuho Securities USA, Inc., (dated 03/29/18; proceeds $100,020,111; fully collateralized by various U.S. Government agency securities, 4.00% - 4.50% due 07/15/47 - 03/20/48; valued at $103,039,016)	1.81	04/02/18	100,000,000
10,000	Nomura Securities, (dated 03/29/18; proceeds $10,003,519; fully collateralized by various U.S. Government agency securities, 3.00% - 6.00% due 08/01/23 - 01/20/65 and U.S. Government obligations, 1.13% due 01/15/19 - 08/31/21; valued at $10,299,667)	1.81	04/05/18	10,000,000
750,000	Nomura Securities, (dated 03/29/18; proceeds $750,151,667; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 03/27/19 - 02/01/57 and U.S. Government obligations, 0.00% - 2.75% due 10/15/18 - 02/15/48; valued at $772,283,214)	1.82	04/02/18	750,000,000
25,000	Norinchukin Bank, (dated 03/12/18; proceeds $25,053,125; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $25,507,668)	1.70	04/26/18	25,000,000
300,000	Pershing LLC, (dated 03/29/18; proceeds $300,106,750; fully collateralized by various U.S. Government agency securities, 0.00% - 8.00% due 04/02/18 - 02/20/68 and U.S. Government obligations, 1.13% - 2.75% due 09/30/18 - 12/31/24; valued at $307,786,223)	1.83	04/05/18	300,000,000

300,000	RBS Securities, Inc., (dated 03/29/18; proceeds $300,059,333; fully collateralized by various U.S. Government agency securities, 1.00% - 4.13% due 02/19/19 - 03/12/21; valued at $306,059,714)	1.78	04/02/18	300,000,000
175,000	Royal Bank of Canada, (dated 03/22/18; proceeds $175,119,097; fully collateralized by various U.S. Government agency securities, 2.10% - 7.50% due 06/01/22 - 03/01/48 and a U.S. Government obligation, 2.13% due 08/15/21; valued at $180,201,531)	1.75	04/05/18	175,000,000
200,000	Sumitomo Mitsui Banking Corp., (dated 03/29/18; proceeds $200,038,889; fully collateralized by a Government obligation, 2.13% due 05/15/25; valued at $204,656,415)	1.75	04/02/18	200,000,000
100,000	Wells Fargo Securities LLC, (dated 03/23/18; proceeds $100,412,694; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 09/01/47 - 02/01/48; valued at $103,017,928)	1.79	06/14/18	100,000,000
220,000	Wells Fargo Securities LLC, (dated 03/26/18; proceeds $220,875,111; fully collateralized by various U.S. Government agency securities, 3.50% due 01/01/48 - 04/01/48; valued at $226,310,081)	1.79	06/14/18	220,000,000
40,000	Wells Fargo Securities LLC, (Interest in $1,700,000,000 joint repurchase agreement, dated 03/29/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,341,889 on 04/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 04/01/48; valued at $1,750,893,900)	1.81	04/02/18	40,000,000
	Total Repurchase Agreements (Cost $5,056,000,000)			5,056,000,000

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (c)	MATURITY DATE	VALUE
	U.S. Agency Securities (25.9%)
	Federal Farm Credit Banks
45,000	1 Month USD LIBOR - 0.145%	1.57	(b)%	04/09/18	01/09/19	45,000,000
20,000	1 Month USD LIBOR - 0.135%	1.58	(b)	04/08/18	03/08/19	19,999,269
15,000	1 Month USD LIBOR - 0.14%	1.60	(b)	04/10/18	07/10/18	15,000,000
20,000	1 Month USD LIBOR - 0.126%	1.62	(b)	04/13/18	05/13/19	20,000,000
25,000	1 Month USD LIBOR - 0.08%	1.66	(b)	04/12/18	11/12/19	25,000,000
15,000	1 Month USD LIBOR + 0.03%	1.72	(b)	04/05/18	07/05/18	14,999,992
20,000	1 Month USD LIBOR - 0.12%	1.77	(b)	03/30/18	11/30/18	20,000,000
20,000	1 Month USD LIBOR - 0.10%	1.79	(b)	03/30/18	08/30/19	19,999,150
20,000	1 Month USD LIBOR + 0.03%	1.91	(b)	04/29/18	05/29/18	20,000,000
	Federal Home Loan Bank
25,000	1 Month USD LIBOR - 0.175%	1.54	(b)	04/08/18	06/08/18	25,000,000
30,000	1 Month USD LIBOR - 0.14%	1.65	(b)	04/16/18	10/16/18	30,000,000
20,000	1 Month USD LIBOR - 0.14%	1.68	(b)	04/20/18	11/20/18	20,000,000
75,000		1.69		—	04/11/18	74,968,781
150,000		1.70		—	05/30/18	149,596,658
45,000		1.70		—	05/25/18	44,889,363

111,000		1.71		—	06/08/18	110,653,353
95,000	1 Month USD LIBOR - 0.16%	1.71	(b)	04/25/18	04/25/18	94,999,545
100,000	1 Month USD LIBOR - 0.17%	1.72	(b)	04/01/18	06/01/18	100,000,000
50,000	1 Month USD LIBOR - 0.155%	1.72	(b)	04/24/18	06/22/18	50,000,000
81,000	1 Month USD LIBOR - 0.15%	1.73	(b)	04/25/18	05/25/18	81,000,000
45,000	1 Month USD LIBOR - 0.14%	1.73	(b)	04/24/18	07/24/18	45,000,000
120,000	1 Month USD LIBOR - 0.135%	1.74	(b)	04/27/18	12/27/18	120,000,000
42,000		1.74		—	06/13/18	41,856,360
75,000	1 Month USD LIBOR - 0.13%	1.74	(b)	04/25/18	02/25/19	75,000,000
150,000	1 Month USD LIBOR - 0.11%	1.74	(b)	04/22/18	10/22/18	150,000,000
80,000		1.75		—	04/18/18	79,938,702
90,000	1 Month USD LIBOR - 0.115%	1.76	(b)	04/26/18	01/25/19	90,000,000
60,000		1.77		—	06/18/18	59,777,342
50,000	1 Month USD LIBOR - 0.105%	1.77	(b)	04/24/18	01/24/19	50,000,000
30,000	1 Month USD LIBOR - 0.105%	1.77	(b)	04/27/18	01/11/19	30,000,000
130,000		1.77		—	06/15/18	129,535,033
43,000	1 Month USD LIBOR - 0.10%	1.78	(b)	04/27/18	12/27/18	42,998,369
90,000		1.78		—	06/13/18	89,685,000
40,000	3 Month USD LIBOR - 0.17%	1.86	(b)	06/05/18	06/05/18	39,999,649
	Total U.S. Agency Securities (Cost $2,024,896,566)					2,024,896,566

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	U.S. Treasury Securities (9.4%)
	U.S. Treasury Bills
105,000		1.68	(a)%	05/31/18	104,716,923
200,000		1.68	(a)	06/07/18	199,395,733
125,000		1.69	(a)	06/07/18	124,619,583
90,000		1.70	(a)	06/07/18	89,725,275
50,000		1.70	(a)	06/14/18	49,830,681
75,000		1.71	(a)	06/14/18	74,744,956
90,000		1.78	(a)	06/28/18	89,619,919
	Total U.S. Treasury Securities (Cost $732,653,070)				732,653,070

	Total Investments (Cost $7,813,549,636) (d)(e)			100.0%	7,813,549,636
	Other Assets in Excess of Liabilities			0.0 (f)	756,883
	Net Assets			100.0%	$7,814,306,519

LIBOR	London Interbank Offered Rate.
USD	United States Dollar.
¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Rate shown is the yield to maturity at March 29, 2018.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Date of next interest rate reset.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.

Active Assets Government Trust

Summaty of Investments • March 29, 2018¤ (unaudited)

PORTFOLIO COMPOSITION as of 03/29/18	Percentage of Total Investments
Repurchase Agreements	64.7%
U.S. Agency Securities	25.9
U.S. Treasury Securities	9.4
100.0%

¤      March 29, 2018 represents the last business day of the Fund’s quarterly period.

Active Assets Government Trust

Notes to Portfolio of Investments • March 29, 2018 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$5,056,000,000	$—	$5,056,000,000
U.S. Agency Securities	—	2,024,896,566	—	2,024,896,566
U.S. Treasury Securities	—	732,653,070	—	732,653,070
Total Assets	$—	$7,813,549,636	$—	$7,813,549,636

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018